REVENUE RECOGNITION	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
REVENUE RECOGNITION
REVENUE RECOGNITION

3. REVENUE RECOGNITION

The following tables disaggregate net sales by channel and geography:

	Three months ended March 31,
	2022	2021
U.S. state and local agencies (a)	$57,923	$59,377
Commercial	11,034	11,842
U.S. federal agencies	7,914	15,593
International	27,019	21,994
Other	516	1,730
Net sales	$104,406	$110,536
(a)	Includes all Distribution sales

	Three months ended March 31,
	2022	2021
United States	$77,387	$88,542
International	27,019	21,994
	$104,406	$110,536

Contract Liabilities

Contract liabilities are recorded as a component of other liabilities when customers remit cash payments in advance of the Company satisfying performance obligations which are satisfied at a future point of time. Contract liabilities are reduced when the performance obligation is satisfied. Contract liabilities are included in accrued liabilities in the Company’s consolidated balance sheets and totaled $9,608 and $10,949 as of March 31, 2022 and December 31, 2021, respectively. Revenue recognized during the three months ended March 31, 2022 from amounts included in contract liabilities as of December 31, 2021 was $4,991.

3. REVENUE RECOGNITION (Continued)

Remaining Performance Obligations

As of March 31, 2022, we had $18,642 of remaining performance obligations, which included amounts that will be invoiced and recognized in future periods. The remaining performance obligations are limited only to arrangements that meet the definition of a contract under ASC Topic 606, Revenue from Contracts with Customers, as of March 31, 2022. We expect to recognize approximately 67% of this balance over the next twelve months and expect the remainder to be recognized in the following two years.

4. REVENUE RECOGNITION

The following tables disaggregate net sales by channel and geography:

	Year ended December 31,
	2021	2020
U.S. state and local agencies (a)	$231,095	$230,706
Commercial	34,860	35,648
U.S. federal agencies	47,575	63,267
International	107,503	68,669
Other	6,255	6,352
Net sales	$427,288	$404,642
(a)	Includes all Distribution sales

	Year ended December 31,
	2021	2020
United States	$319,785	$335,973
International	107,503	68,669
	$427,288	$404,642

Revenue by product is not disclosed, as it is impractical to do so.

Contract Liabilities

Contract liabilities are recorded as a component of other liabilities when customers remit cash payments in advance of the Company satisfying performance obligations which are satisfied at a future point of time. Contract liabilities are derecognized when the performance obligation is satisfied. Contract liabilities are included in accrued liabilities in the Company’s consolidated balance sheets and totaled $10,949 and $6,485, as of December 31, 2021 and 2020, with $4,994 of the 2020 contract liabilities being recognized in revenue during the year ended December 31, 2021.

4. REVENUE RECOGNITION (Continued)

Remaining Performance Obligations

As of December 31, 2021, we had $22,079 of remaining performance obligations, which included amounts that will be invoiced and recognized in future periods. The remaining performance obligations are limited only to arrangements that meet the definition of a contract under Topic 606 as of December 31, 2021. We expect to recognize 69% of this balance over the next twelve months and expect the remainder to be recognized in the following two years.